UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



                                    FORM N-Q



                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-09901


                          Hillview Investment Trust II
               (Exact name of registrant as specified in charter)


                                    c/o PFPC
                              400 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)


                                    c/o PFPC
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)



   Registrant's telephone number, including area code:     (484)708-4720

                  Date of fiscal year end:                 June 30, 2004

                  Date of reporting period:                September 30, 2004



HILLVIEW INVESTMENT TRUST II
ALPHA FUND
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                     SHARES                     VALUE
COMMON STOCKS-97.8%


AEROSPACE/DEFENSE-1.2%
     Boeing Co. (The)                                                  17,875             $   922,708
                                                                                           -----------


APPLIANCES-0.7%
     Whirlpool Corp.                                                    9,875                 593,389
                                                                                          ------------



AUTO PARTS & ACCESSORIES-1.1%
     Lear Corp.                                                        16,025                 872,561
                                                                                          ------------



BUSINESS SERVICES-3.0%
     CDW Corp.                                                          8,130                 471,784
     Cross Country Healthcare, Inc.*                                   12,000                 186,000
     Jones Lang LaSalle,  Inc.*                                         6,930                 228,759
     Marlin Business Services, Inc.*                                    7,100                 133,196
     Spherion Corp.*                                                   72,875                 569,883
     Sunrise Senior Living, Inc.*                                       8,430                 296,062
     TeleTech Holdings, Inc.*                                          55,900                 527,696
                                                                                          ------------
                                                                                            2,413,380

CABLE TELEVISION-2.4%
     Digital Theater Systems Inc.*                                     30,400                 554,800
     Liberty Media Corp., Class A*                                    153,600               1,339,392
                                                                                          -----------
                                                                                            1,894,192


CHEMICALS-2.8%
     Ashland, Inc.                                                     14,100                 790,728
     Crompton Corp.                                                    81,900                 777,231
     PolyOne Corp. *                                                   84,200                 633,184
                                                                                          ------------
                                                                                            2,201,143

COMPUTER SOFTWARE & SERVICES-6.0%
     Ansys,  Inc.*                                                      5,620                 279,483
     Ceridian Corp. *                                                  46,300                 852,383
     Citrix Systems, Inc.*                                             15,420                 270,158
     Computer Associates International, Inc.                           32,846                 863,850
     Hewlett-Packard Co.                                               39,950                 749,063
     Hyperion Solutions Corp.*                                         13,300                 452,067
     Komag, Inc.*                                                      18,600                 258,540
     Mercury Computer Systems, Inc.*                                   17,200                 463,024
     SRA International, Inc., Class A*                                  8,000                 412,480
     Ultimate Software Group, Inc. (The)*                              14,890                 182,849
                                                                                          ------------
                                                                                            4,783,897

CONSULTING SERVICES-1.8%
     BearingPoint, Inc.*                                              106,650                 953,451
     Charles River Associates, Inc.*                                    7,170                 274,539
     Forrester Research, Inc.*                                         16,390                 249,784
                                                                                          ------------
                                                                                            1,477,774

CONTAINERS/PACKAGING-0.3%
     Pactiv Corp.*                                                     11,900                 276,675
                                                                                          ------------


DATA SERVICES-2.3%
     Reynolds & Reynolds Co., (The)  Class A                           37,900                 934,993
     Viad Corp.                                                        36,931                 876,373
                                                                                          ------------
                                                                                            1,811,366







HILLVIEW INVESTMENT TRUST II
ALPHA FUND
Portfolio of Investments (Continued)
September 30, 2004 (Unaudited)

                                                                         SHARES                 VALUE

EDUCATIONAL SERVICES-0.3%
     Bright Horizons Family Solutions, Inc.*                            3,840           $     208,474
                                                                                        -------------


ELECTRICAL EQUIPMENT-1.6%
     MagneTek, Inc.*                                                  102,200                 763,434
     Quanta Services, Inc.*                                            89,900                 543,895
                                                                                        -------------
                                                                                            1,307,329

ELECTRONIC COMPONENTS--SEMICONDUCTOR-2.6%
     Analog Devices, Inc.                                              13,800                 535,164
     Diodes, Inc. *                                                    11,590                 298,558
     Rogers Corp.*                                                      8,190                 347,993
     Sypris Solutions, Inc.                                            38,400                 524,160
     Varian Semiconductor Equipment Associates, Inc.*                  11,260                 347,934
                                                                                        -------------
                                                                                            2,053,809

ENVIRONMENTAL SERVICES-0.3%
     Bennett Environmental, Inc *                                      44,900                 222,255
                                                                                        -------------


FINANCE & FINANCIAL SERVICES-10.5%
     Alliance Data Systems Corp.*                                       9,900                 401,544
     CIT Group, Inc.                                                   22,875                 855,296
     Fannie Mae                                                        20,600               1,306,040
     First Community Bankcorp                                           4,860                 199,260
     First Niagara Financial Group, Inc.                               21,080                 282,050
     Freddie Mac                                                       19,625               1,280,335
     Legg Mason, Inc.                                                  10,350                 551,344
     MBIA Inc.                                                          9,550                 555,905
     MoneyGram International, Inc.*                                    17,025                 290,787
     Portfolio Recovery Associates, Inc.*                              13,950                 409,991
     Rewards Network, Inc.*                                            39,000                 260,130
     TNS Inc.*                                                         15,300                 296,820
     Washington Mutual, Inc.                                           43,050               1,682,394
                                                                                       --------------
                                                                                            8,371,896

FOOD & BEVERAGES-3.1%
     Chiquita Brands International, Inc.*                              34,800                 605,868
     Diageo plc ADR                                                    28,000               1,412,040
     Sara Lee Corp.                                                    19,600                 448,056
                                                                                        -------------
                                                                                            2,465,964

HEALTH CARE COST CONTAINMENT-0.8%
     America Service Group, Inc.*                                       7,580                 311,083
     Caremark RX,  Inc. *                                              11,450                 367,202
                                                                                        -------------
                                                                                              678,285

INDUSTRIAL SPECIALTIES-1.9%
     NCI Building Systems, Inc.*                                       32,475               1,035,952
     RPM International,  Inc.                                          27,090                 478,138
                                                                                        -------------
                                                                                            1,514,090

INSURANCE-8.6%
     Allmerica Financial Corp.*                                        23,500                 631,680
     Aon Corp.                                                         35,875               1,031,048
     Assurant,  Inc.                                                   10,400                 270,400
     CIGNA Corp.                                                       10,150                 706,745
     IPC Holdings Ltd.                                                 21,575                 820,066
     Loews Corp.                                                       14,925                 873,112
     MetLife, Inc.                                                     23,075                 891,849
     Platinum Underwriters Holdings Ltd.                               14,900                 436,272
     Scottish Re Group Ltd.                                            11,770                 249,171
     Torchmark Corp.                                                   18,025                 958,570
                                                                                          -----------
                                                                                            6,868,913






HILLVIEW INVESTMENT TRUST II
ALPHA FUND
Portfolio of Investments (Continued)
September 30, 2004 (Unaudited)

                                                                        SHARES               VALUE

INTERNET SOFTWARE & CONTENT-1.5%
     Check Point Software Technologies, Ltd.*                          10,930             $   185,482
     iPass,  Inc.*                                                     11,600                  69,484
     Ixia*                                                             13,750                 133,650
     Open Solutions Inc.*                                              17,810                 444,715
     SafeNet, Inc.*                                                    14,700                 387,786
                                                                                          -----------
                                                                                            1,221,117

MANUFACTURING-2.7%
     Donaldson Co., Inc.                                               10,680                 303,205
     Gildan Activewear, Inc., Class A*                                  9,500                 267,900
     GrafTech International Ltd.*                                      22,900                 319,455
     Material Sciences Corp.*                                          52,150                 703,503
     Tyco International Ltd.                                           17,300                 530,418
                                                                                          -----------
                                                                                            2,124,481

MEDICAL MANAGEMENT SERVICES-2.7%
     American Healthways, Inc.*                                        15,330                 446,256
     American Medical Security Group, Inc.*                             8,520                 272,555
     AmSurg Corp. *                                                     8,750                 185,325
     Apria Healthcare Group, Inc.*                                      5,080                 138,430
     Health Managerment Associates, Inc.                               13,260                 270,902
     Health Net Inc.*                                                  19,375                 478,950
     Matria Healthcare, Inc.*                                          12,300                 348,213
                                                                                          -----------
                                                                                            2,140,631

MEDICAL TECHNOLOGIES-11.0%
     Abbott Laboratories                                               27,500               1,164,900
     AmerisourceBergen Corp.                                           19,400               1,041,974
     Ariad Pharmaceuticals, Inc.*                                      87,725                 586,880
     Bradley Pharmaceuticals, Inc.*                                     8,790                 178,877
     Durect Corp. *                                                   209,500                 293,300
     Eclipsys Corp.*                                                   15,400                 240,240
     EPIX Medical, Inc.*                                               13,200                 254,892
     Hanger Orthopedic Group, Inc. *                                   38,000                 190,380
     Henry Schein, Inc.*                                                4,980                 310,303
     Impax Laboratories, Inc. *                                        56,200                 863,232
     Laboratory Corp. of America Holdings*                             33,300               1,455,876
     Lifeline Systems, Inc*.                                            8,090                 197,558
     MedImmune, Inc.*                                                  33,300                 789,210
     Merit Medical Systems, Inc.*                                      28,400                 429,124
     PRAECIS Pharmaceuticals, Inc.*                                   102,300                 225,060
     ResMed,  Inc.*                                                     5,980                 284,708
     Varian Medical Systems, Inc.*                                      6,000                 207,420
     VistaCare, Inc.,  Class A*                                         7,930                 121,408
                                                                                          -----------
                                                                                            8,835,342

OFFICE/BUSINESS EQUIPMENT-2.7%
     Xerox Corp.*                                                     151,200               2,128,896
                                                                                          -----------

OIL & GAS EXPLORATION-4.1%
     Denbury Resources,  Inc.*                                         25,800                 655,320
     Houston Exploration Co. (The)*                                     6,400                 379,840
     Magnum Hunter Resources, Inc.*                                    55,500                 640,470
     Newpark Resources, Inc.*                                         109,625                 657,750
     Williams Companies, Inc. (The)                                    44,700                 540,870
     XTO Energy, Inc.                                                  13,000                 422,240
                                                                                          -----------
                                                                                            3,296,490







HILLVIEW INVESTMENT TRUST II
ALPHA FUND
Portfolio of Investments (Continued)
September 30, 2004 (Unaudited)


                                                                      SHARES                   VALUE

PUBLISHING & BROADCASTING-4.9%
     4Kids Entertainment, Inc.*                                        24,500             $   494,900
     Beasley Broadcast Group, Inc., Class A*                            5,000                  78,500
     Bowne & Co., Inc.                                                 66,825                 868,057
     Emmis Communications Corp., Class A*                              31,100                 561,666
     R. R. Donnelley & Sons Co.                                        20,000                 626,400
     Time Warner,  Inc.*                                               80,100               1,292,814
                                                                                          -----------
                                                                                            3,922,337

RETAIL-8.1%
     CarMax, Inc.*                                                     20,300                 437,465
     Dollar Tree Stores, Inc.*                                         51,710               1,393,585
     Family Dollar Stores, Inc.                                        10,620                 287,802
     Hasbro, Inc.                                                      34,675                 651,890
     Home Depot, Inc. (The)                                            38,400               1,505,280
     Sotheby's Holdings, Inc., Class A*                                17,500                 275,100
     Staples, Inc.                                                      7,710                 229,912
     TJX Companies, Inc. (The)                                          6,150                 135,546
     Toys "R" Us, Inc.*                                                75,700               1,342,918
     Tractor Supply Co.*                                                8,000                 251,520
                                                                                          -----------
                                                                                            6,511,018

STEEL PIPE & TUBE-2.6%
     Precision Castparts Corp.                                         14,725                 884,236
     Shaw Group, Inc. (The)*                                           47,800                 573,600
     Western Silver Corp. *                                            67,100                 630,740
                                                                                          -----------
                                                                                            2,088,576

TELECOMMUNICATIONS-1.4%
     Plantronics, Inc.                                                  4,360                 188,526
     Sonus Networks, Inc.*                                             86,000                 484,180
     Sycamore Networks, Inc.*                                         116,500                 440,370
                                                                                          -----------
                                                                                            1,113,076

THERAPEUTICS-0.8%
     U. S. Physical Therapy, Inc.*                                     49,000                 665,910
                                                                                          -----------


TRANSPORTATION-0.5%
     CNF, Inc.                                                         10,400                 426,296
                                                                                          -----------


TRAVEL, LEISURE & RECREATION-1.8%
     ebookers PLC ADR*                                                 68,500                 549,370
     GTECH Holdings Corp.                                              20,000                 506,400
     Sunterra Corporation *                                            44,500                 424,085
                                                                                          -----------
                                                                                            1,479,855

WASTE MANAGEMENT-0.5%
     Stericycle, Inc.*                                                  9,210                 422,739
                                                                                          -----------


WIRE & CABLE PRODUCTS-1.2%
     General Cable Corp.*                                              87,100                 926,744
                                                                                          -----------


TOTAL COMMON STOCKS
    (Cost-$66,616,874)                                                                     78,241,608
                                                                                          -----------





HILLVIEW INVESTMENT TRUST II
ALPHA FUND
Portfolio of Investments (Concluded)
September 30, 2004 (Unaudited)


WARRANTS-0.0%
FINANCE & FINANCIAL SERVICES
     Imperial Credit Industry*(A), expiring 01/31/08                    4,760
                                                                                          -----------
     (Cost-$0)

                                                                         PAR
SHORT-TERM INVESTMENTS-3.6%                                             (000)
Wilmington Trust Prime Money Market Fund                       --------------
1.07%                                                          $        2,918            $  2,918,003
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$2,918,003)                                                                       2,918,003
                                                                                         ------------

TOTAL INVESTMENTS-101.4%
    (Cost-$69,534,877)                                                                     81,159,611
                                                                                         ------------

LIABILITIES IN EXCESS OF OTHER ASSETS-(1.4%)                                               (1,132,474)
                                                                                         ------------

NET ASSETS-100.0%                                                                        $ 80,027,137
                                                                                         ============

______

* Non-income producing securities
(A) Fair valued by management







HILLVIEW INVESTMENT TRUST II
INTERNATIONAL ALPHA FUND
Portfolio of Investments-Country
September 30, 2004 (Unaudited)


                                                                       SHARES                 VALUE
COMMON STOCKS-96.5%
AUSTRALIA-6.2%
   Ansell Ltd.                                                         68,700         $       439,903
   Aristocrat leisure Ltd.                                             30,000                 168,411
   Baycorp Advantage Ltd.                                             168,600                 392,022
   John Fairfax Holdings Ltd.                                          60,500                 162,584
   News Corp., Ltd., (The) ADR                                          7,600                 249,812
   Sonic Healthcare Ltd.                                               18,200                 131,172
   Toll Holdings Ltd.                                                  44,190                 370,344
   Unitab Ltd.                                                         42,700                 321,978
                                                                                         ------------
                                                                                            2,236,226
AUSTRIA-0.4%
   Wienerberger AG                                                      3,600                 135,031
                                                                                         ------------

BELGIUM-0.5%
   Omega Pharma SA                                                      3,900                 190,653
                                                                                         ------------

BRAZIL-1.2%
   Petroleo Brasileiro SA ADR                                          11,800                 415,950
                                                                                         ------------

CANADA-1.0%
   Petrokazakhstan Inc.                                                10,800                 370,116
                                                                                         ------------

CHINA-0.9%
   Anhui Conch Cement Co. Ltd.                                        110,000                 157,283
   Jiangxi Copper Co. Ltd.                                            300,000                 176,005
                                                                                         ------------
                                                                                              333,288
DENMARK-0.8%
   Jyske Bank A/S*                                                      1,950                 126,928
   Novozymes A/S, Class B                                               3,400                 153,214
                                                                                         ------------
                                                                                              280,142
FINLAND-1.1%
   Metso Corp.                                                         25,900                 332,295
   Nokian Renkaat OYJ                                                     700                  76,073
                                                                                         ------------
                                                                                              408,368
FRANCE-5.8%
   BNP Paribas SA                                                       5,100                 329,380
   Ciments Francais SA                                                  1,850                 160,840
   LVMH Moet Hennessy Louis Vuitton SA ADR                             18,100                 241,662
   Neopost SA                                                           7,600                 488,008
   Publicis Groupe                                                      8,200                 234,344
   Sanofi-Aventis                                                       3,857                 279,760
   Vivendi Universal SA                                                14,300                 366,402
                                                                                         ------------
                                                                                            2,100,396
GERMANY-7.7%
   Celesio AG                                                           7,700                 525,033
   Henkel KGAA                                                          4,950                 344,284
   K+S AG                                                               5,000                 215,115
   MPC Muenchmeyer Petersen Capital AG                                  5,395                 388,435
   Puma AG                                                              2,495                 668,473
   SAP AG ADR                                                          10,000                 389,500
   Siemens AG ADR                                                       3,400                 250,580
                                                                                         ------------
                                                                                            2,781,420
HONG KONG-0.4%
   Citic International Financial Holdings Ltd.                        350,000                 142,503
                                                                                         ------------

INDIA-0.8%
   ICICI Bank Ltd. ADR                                                 20,400                 281,520
                                                                                         ------------

IRELAND-2.9%
   Anglo Irish Bank Corp. PLC                                           7,240                 133,803
   Bank of Ireland                                                     52,500                 707,477
   Grafton Group PLC                                                   22,900                 212,461
                                                                                         ------------
                                                                                            1,053,741





HILLVIEW INVESTMENT TRUST II
INTERNATIONAL ALPHA FUND
Portfolio of Investments-Country (Continued)
September 30, 2004 (Unaudited)

                                                                       SHARES                VALUE
ITALY-6.7%
   Acea SPA                                                            12,000           $     121,319
   Autostrada Torino-Milano SPA                                        19,800                 408,222
   Banco Populare di Verona                                            15,800                 277,086
   Bulgari SPA                                                         31,200                 310,392
   Interpump Group SPA                                                121,600                 632,806
   Italcementi SPA                                                     20,000                 197,975
   Lottomatica SPA                                                      5,450                 150,744
   Sanpaolo IMI SPA                                                    15,700                 177,250
   Societa Iniziative Autostradali E Servizi SPA*                      12,500                 150,283
                                                                                       --------------
                                                                                            2,426,077
JAPAN-15.0%
   Hitachi, Ltd. ADR                                                    5,300                 319,855
   ITO-Yokado Co., Ltd. ADR                                             7,300                 250,365
   Kubota Corp. ADR                                                    18,800                 446,500
   MEITEC Corp.                                                         8,600                 308,996
   Mitsubishi Estate Co., Ltd. ADR                                      3,100                 323,459
   Mitsubishi Tokyo Financial Group, Inc. ADR                          80,600                 672,204
   Mitsui O.S.K. Lines, Ltd.                                           30,000                 179,921
   NEC Electronics Corp.                                                8,300                 423,980
   NISSAN MOTOR CO., Ltd. ADR                                          11,800                 255,588
   Nomura Holdings, Inc. ADR                                           19,600                 253,036
   Orix Corp. ADR                                                       6,700                 341,164
   Otsuka Corp.                                                         1,900                  99,814
   Pioneer Corp. ADR                                                   18,300                 383,568
   RYOHIN KEIKAKU CO., Ltd.                                             4,300                 185,710
   Sammy Corp.                                                          8,700                 426,258
   Takeda Pharmaceutical Co. Ltd.                                      11,800                 535,317
                                                                                       --------------
                                                                                            5,405,735
MEXICO-3.2%
   Grupo Aeroportuario del Sureste SA ADR                              33,300                 735,930
   Grupo Televisa SA ADR                                                7,700                 406,021
                                                                                       --------------
                                                                                            1,141,951
NETHERLANDS-1.7%
   Euronext NV                                                         21,000                 597,541
                                                                                       --------------

NORWAY-0.4%
   Tandberg Television ASA*                                            20,950                 156,390
                                                                                       --------------

PHILIPPINES-0.8%
   Philippine Long Distance Telephone Co. ADR                          12,100                 302,984
                                                                                       --------------

SINGAPORE-0.8%
   DBS Group Holdings Limited ADR                                       6,800                 258,494
   HI-P International Ltd.                                            160,000                 162,509
                                                                                       --------------
                                                                                              421,003
SOUTH KOREA-4.3%
   Hyundai Motor Co., Ltd.                                              8,000                 368,910
   Lotte Chilsung Beverage Co., Ltd.                                      640                 459,644
   Samsung Electronics Co., Ltd. GDR                                    1,350                 268,476
   SK Telecom Co., Ltd.                                                 2,860                 435,892
                                                                                       --------------
                                                                                            1,532,922
SPAIN-1.9%
   Gamesa Corporacion Tecnologica SA                                   13,090                 192,005
   Grupo Ferrovial SA                                                   4,500                 200,925
   Sociedad General De Aguas De Bacelona SA, Class A                   16,100                 282,947
                                                                                       --------------
                                                                                              675,877
SWEDEN-0.3%
   Getinge AB                                                           9,400                 114,269
                                                                                       --------------






HILLVIEW INVESTMENT TRUST II
INTERNATIONAL ALPHA FUND
Portfolio of Investments-Country (Concluded)
September 30, 2004 (Unaudited)


                                                                       SHARES                VALUE
SWITZERLAND-11.8%
   ABB Ltd. ADR*                                                       70,400           $     430,848
   Geberit AG                                                             610                 473,853
   Givaudan SA                                                          1,015                 616,950
   Gurit-Heberlein AG                                                     770                 550,661
   Hiestand Holding AG                                                    400                 240,890
   Julius Baer Holding Ltd., Class B                                    1,650                 452,571
   Lindt & Spruengli AG                                                     8                  95,459
   Nestle SA                                                            2,200                 503,884
   Nobel Biocare Holding AG                                             1,800                 279,290
   Phonak Holding AG                                                   14,380                 461,215
   Straumann AG                                                           605                 128,393
                                                                                       --------------
                                                                                            4,234,014
TAIWAN-0.7%
   Taiwan Semiconductor Manufacturing Co., Ltd. ADR                    34,312                 244,988
   United Microelectronics Corp. ADR*                                   5,644                  19,077
                                                                                       --------------
                                                                                              264,065
TURKEY-1.2%
   Dogan Sirketler Grubu Holding A.S.                             232,800,000                 417,509
                                                                                       --------------

UNITED KINGDOM-17.6%
   Aegis Group PLC                                                    183,500                 321,263
   Arm Holdings PLC ADR                                                68,200                 311,674
   British Sky Broadcasting Group PLC ADR                              10,400                 363,584
   Cadbury Schweppes PLC                                               53,300                 409,911
   Carpetright PLC                                                     18,600                 354,080
   Diageo PLC                                                          45,500                 568,112
   EMI Group PLC ADR                                                   82,100                 655,913
   Enodis PLC*                                                        238,600                 360,521
   GlaxoSmithKline PLC                                                 31,300                 674,573
   Kingfisher PLC                                                      66,562                 371,281
   Michael Page International PLC                                      83,000                 277,858
   Royal Doulton PLC *                                              3,196,000                 397,606
   Signet Group PLC                                                   119,000                 246,562
   Smith & Nephew PLC ADR                                               7,600                 352,260
   Vodafone Group PLC ADR                                              13,100                 315,841
   WPP Group PLC ADR                                                    7,700                 359,582
                                                                                       --------------
                                                                                            6,340,621

TOTAL COMMON STOCKS                                                                        34,760,312
                                                                                       --------------
    (Cost-$30,283,767)

                                                                       PAR
SHORT-TERM INVESTMENTS-2.8%                                            (000)
Wilmington Trust Prime Money Market Fund
    1.070%                                                       $      1,014       $       1,014,136
                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$1,014,136)                                                                       1,014,136
                                                                                       --------------

FORWARD CONTRACTS-0.1%
   GBP Forward Contract/July 2005/600,000                                                      13,130
   GBP Forward Contract/July 2005/500,000                                                      16,043
                                                                                       --------------
TOTAL FORWARD CONTRACTS                                                                        29,173

TOTAL INVESTMENTS-99.4%
    (Cost-$31,297,903)                                                                     35,803,621
                                                                                       --------------

LIABILITIES IN EXCESS OF OTHER ASSETS-0.6%                                                    226,421
                                                                                       --------------

NET ASSETS-100.0%                                                                         $36,030,042
                                                                                       ==============


ADR-American Depository Receipt
GDR-Global Depository Receipt
REIT-Real Estate Investment Trust
*  Non-income producing securities





HILLVIEW INVESTMENT TRUST II
HILLVIEW/REMS LEVERAGED REIT FUND
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                        SHARES                 VALUE
LONG POSITIONS-105.5%
COMMON STOCKS-76.5%

APARTMENTS-7.3%
  Archstone-Smith Trust **                                             22,900          $      724,556
  Post Properties, Inc.                                                37,500               1,121,250
  Summit Properties, Inc.                                              26,900                 727,645
                                                                                       --------------
                                                                                            2,573,451

COMMERCIAL SERVICES-0.5%
  Central Parking Corp.                                                13,500                 178,470
                                                                                       --------------


DIVERSIFIED-16.9%
  Florida East Coast Industries, Inc., Class B                         18,900                 709,695
  iStar Financial, Inc.                                                27,523               1,134,773
  Lexington Corporate Properties Trust                                 33,200                 720,772
  Rayonier,  Inc.                                                      27,500               1,244,100
  Tarragon Realty Investors, Inc.                                      84,469               1,098,942
  Trammell Crow Co.*                                                   68,100               1,070,532
                                                                                       --------------
                                                                                            5,978,814

HEALTH CARE-3.0%
  Senior Housing Properties Trust                                      60,400               1,076,328
                                                                                       --------------


HOTELS/RESORTS-9.0%
  Boca Resorts Inc., Class A */**                                      58,300               1,082,631
  Host Marriott Corp. *                                                77,500               1,087,325
  La Quinta Corp.*/**                                                 130,100               1,014,780
                                                                                       --------------
                                                                                            3,184,736

MANUFACTURED HOMES -3.1%
  Sun Communities, Inc.                                                28,000               1,097,320
                                                                                       --------------



OFFICE PROPERTY-13.4%
  Arden Realty, Inc.**                                                 34,400               1,120,752
  Cousins Properties, Inc.                                             25,300                 868,043
  Crescent Real Estate Equities Co.**                                  40,900                 643,766
  CRT Properties, Inc.                                                 48,500               1,040,325
  Trizec Properties, Inc.                                              66,300               1,058,811
                                                                                       --------------
                                                                                            4,731,697

REGIONAL MALLS-3.1%
  Taubman Centers, Inc.                                                41,600               1,074,528
                                                                                       --------------


SHOPPING CENTERS-17.0%
  Acadia Realty Trust**                                                60,000                 885,000
  Developers Diversified Realty Corp.**                                29,000               1,135,350
  Heritage Property Investment Trust                                   24,800                 723,416
  Ramco-Gershenson Properties Trust                                    41,100               1,112,988
  Tanger Factory Outlet Centers, Inc.                                  31,500               1,410,570
  Urstadt Biddle Properties, Class A                                   49,100                 748,284
                                                                                       --------------
                                                                                            6,015,608

STORAGE-3.2%
  Monmouth Real Estate Investment Corp., Class A                       71,827                 596,164
  Public Storage, Inc., Dep Shares A                                   19,375                 546,375
                                                                                       --------------
                                                                                            1,142,539



TOTAL COMMON STOCKS
    (Cost-$23,250,420)                                                                     27,053,491
                                                                                       --------------







HILLVIEW INVESTMENT TRUST II
HILLVIEW/REMS LEVERAGED REIT FUND
Portfolio of Investments (Continued)
September 30, 2004 (Unaudited)


                                                                         SHARES                VALUE
PREFERRED STOCKS-29.0%

APARTMENTS-2.8%
  Apartment Investment & Management Co. 8.750% D **                    10,000         $       252,700
  BRE Properties 8.080% B **                                            5,300                 139,920
  Colonial Properties Trust 8.125% D                                    8,600                 227,126
  Mid-America Apartment Communities 8.300% H                           13,900                 358,203
                                                                                       --------------
                                                                                              977,949

DIVERSIFIED-7.9%
  Capital Automotive REIT 7.500% A                                     21,600                 548,640
  Crescent Real Estate Equities Co. 6.750% A                           16,500                 349,965
  iStar Financial, Inc. 8.000% D                                       10,300                 260,796
  iStar Financial, Inc. 7.650% G                                       13,900                 347,500
  Lexington Corporate Properties Trust 8.050% B                        13,600                 351,560
  US Restaurant Properties, Inc.  7.720% A                             18,900                 468,720
  Vornado Realty Trust 7.000% E                                        18,400                 470,672
                                                                                       --------------
                                                                                            2,797,853

HEALTH CARE-1.0%
  Health Care REIT, Inc. 7.875% D                                      13,800                 349,692
                                                                                       --------------


HOTELS-2.0%
  FelCor Lodging Trust, Inc. 7.800% A                                  15,000                 363,000
  Winston Hotels, Inc. 8.000% B                                        14,100                 351,090
                                                                                       --------------
                                                                                              714,090


INDUSTRIAL PROPERTY-1.0%
  PS Business Parks, Inc. 8.750% F **                                  13,100                 349,115
                                                                                       --------------


MORTGAGE -1.6%
  Annaly Mortgage Management 7.875% A                                  22,100                 554,489
                                                                                       --------------

OFFICE PROPERTY-7.2%
  Alexandria Real Estate 8.375% C                                       9,800                 257,250
  Brandywine Realty Trust 7.500% C                                     17,100                 431,091
  CarrAmerica Realty Corp. 7.500% E                                     7,200                 191,232
  Cousins Properties, Inc. 7.750% A                                     9,400                 242,426
  Glenborough Realty Trust, Inc. 7.750% A                              10,519                 264,132
  Maguire Properties, Inc. 7.625% A                                    21,600                 537,840
  Reckson Associates Realty 7.625% A                                   10,479                 273,921
  SL Green Realty Corp. 7.625% C                                       13,900                 356,257
                                                                                       --------------
                                                                                            2,554,149

REGIONAL MALLS-3.1%
  CBL & Associates Properties 7.750% C                                 13,700                 359,077
  Simon Property Group, Inc. 7.890% G                                   4,400                 233,728
  Taubman Centers, Inc. 8.300% A                                       20,000                 514,400
                                                                                       --------------
                                                                                            1,107,205

SHOPPING CENTERS-2.4%
  Developer Diversified Realty 8.000% G                                 8,600                 226,954
  Developer Diversified Realty 7.375% H                                15,500                 395,405
  Saul Centers, Inc. 8.000% A                                           7,800                 207,870
                                                                                       --------------
                                                                                              830,229

TOTAL PREFERRED STOCKS
    (Cost-$9,968,370)                                                                      10,234,771
                                                                                       --------------

                                                                         PAR

TOTAL LONG POSITIONS
    (Cost-$33,218,790)                                                                     37,288,262
                                                                                       --------------







HILLVIEW INVESTMENT TRUST II
HILLVIEW/REMS LEVERAGED REIT FUND
Portfolio of Investments (Concluded)
September 30, 2004 (Unaudited)


                                                                       SHARES                 VALUE
SECURITIES SOLD SHORT-(17.8%)
APARTMENTS-(1.5%)
  Apartment Investment & Management Co., Class A                      (15,300)         $     (532,134)
                                                                                       --------------


EXCHANGE TRADED FUNDS-(11.3%)
  iShares Dow Jones U.S. Real Estate Index Fund                       (26,100)             (2,817,756)
  streetTRACKS Wilshire REIT Index Fund                                (7,000)             (1,152,620)
                                                                                       --------------
                                                                                           (3,970,376)


MORTGAGE-(1.5%)
  New Century Financial Corp.                                          (5,900)               (355,298)
  Thornburg Mortgage, Inc.                                             (6,100)               (176,961)
                                                                                       --------------
                                                                                             (532,259)


OFFICE PROPERTY-(1.5%)
  Highwoods Properties, Inc.                                          (14,300)               (351,923)
  Parkway Properties, Inc.                                             (4,000)               (185,800)
                                                                                       --------------
                                                                                             (537,723)


RESIDENTIAL CONSTRUCTION-(2.0%)
  Affordable Residential Communities                                  (11,200)               (163,520)
  KB HOME                                                              (6,500)               (549,185)
                                                                                       --------------
                                                                                             (712,705)


TOTAL SECURITIES SOLD SHORT
    (Proceeds-$5,919,728)                                                                  (6,285,197)
                                                                                       --------------


NET INVESTMENTS IN SECURITIES
    (Cost-$28,998,692)                                                                     31,003,065
                                                                                       --------------

OTHER ASSETS IN EXCESS OF LIABILITIES  -12.3%                                               4,335,368
                                                                                       --------------

NET ASSETS-100.0%                                                                      $   35,338,433
                                                                                       ==============


*    Non-income producing securities
** All or a portion of position is segregated as collateral for securities sold short. The segregated market value of collateral is $3,687,930.
REIT - Real Estate Investment Trust



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            Hillview Investment Trust II


By (Signature and Title)*           /s/ David M. Spungen
                                        David M. Spungen, President

Date                                    November 18, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ David M. Spungen
                                        David M. Spungen, President

Date                                    November 18, 2004


By (Signature and Title)*           /s/ Joseph A. Bracken
                                        Joseph A. Bracken, Treasurer

Date                                    November 18, 2004





     Print the name and title of each signing officer under his or her signature.

                                 CERTIFICATIONS
                                ----------------



I, Joseph A. Bracken, certify that:

1.   I have reviewed this report on Form N-Q of Hillview Investment Trust II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Date:    November 18, 2004


                  /s/ Joseph A. Bracken
                  Joseph A. Bracken
                  Treasurer

                                 CERTIFICATIONS
                                 --------------



I, David M. Spungen, certify that:

1.   I have reviewed this report on Form N-Q of Hillview Investment Trust II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Date:    November 18, 2004


                  /s/ David M. Spungen
                  David M. Spungen
                  President